Financial Instruments - Schedule of Fair Value of Derivative Contracts (Detail) In Thousands, unless otherwise specified	12 Months Ended																12 Months Ended								12 Months Ended
	Mar. 31, 2013 Interest Rate Contract [Member] USD ($)	Mar. 31, 2012 Interest Rate Contract [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2012 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2012 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2013 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2012 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2013 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2012 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ (962)	$ (717)	$ (382)	$ 749	$ (111)		$ 95		$ 316		$ (144)		$ (177)	$ 700
Contract expiry	Aug. 31, 2014	Aug. 31, 2014															Apr. 01, 2013	Apr. 01, 2012	Apr. 01, 2013	Apr. 01, 2012	Apr. 01, 2013	Apr. 01, 2012			Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2013	Jan. 31, 2013	Nov. 30, 2013	Feb. 28, 2013
Notional amounts of quantity			$ 24,000	$ 24,000		€ 18,000		€ 7,000		£ 6,500		£ 7,500
Interest rate derivative contracts, Rate															0.75%	0.75%							0.945%	0.945%
Interest rate derivative contracts, Notional amounts of quantity	50% of the outstanding principal on the first lien term loan over the contract term	50% of the outstanding principal on the first lien term loan over the contract term
Foreign exchange forward derivative contracts, Rate																	0.9938	0.9798	1.2485	1.3304	1.5780	1.5556			1.0325	1.0617	1.3431	1.3617	1.6162	1.6068